CONVERTIBLE NOTES (Details Narrative) - USD ($)		1 Months Ended			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 07, 2022	Jun. 18, 2022	Mar. 18, 2022	Jul. 31, 2021	Jun. 21, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Aug. 01, 2023	Dec. 31, 2021	May 21, 2021
Accrued interest						$ 374,444		$ 374,444		$ 0
Interest rate				1.00%	12.00%			9.25%
Repayment of promissory note principal balance											$ 50,000
Conversion to common stock								5,572,000
Interest expense						82,109	$ 3,684	$ (88,871)	$ (13,080)
Miguel Cambero
Notes payable						100,000		$ 100,000		100,000
Conversion to common stock								332,398
Conversion of the principal and accrued interest								$ 117,907
Conversion rate								$ 0.3547
Interest expense								$ 15,052
Ernie Sparks
Notes payable						25,000		25,000		$ 25,000
Convertivble notes						62,223		62,223
Accrued interest						$ 4,032		$ 4,032
Convertible Promissory Notes [Member]
Proceeds from private investors					$ 175,000
Convertible promissory notes												$ 650,000
Interest rate			8.00%
Conversion rate of bid price								75.00%		75.00%
Converted with the exclusion amount								$ 50,000
Maturity date		Sep. 18, 2022	Jun. 18, 2023					May 04, 2022		May 04, 2022
Promissory note related party			$ 50,000
Secured notes by common stock shares			50,000
Conversion price per share						$ 1.00		$ 1.00		$ 1.00
Conversion to common stock	56,592
Conversion of the principal and accrued interest								$ 29,033
Conversion rate								$ 0.4665
Interest expense								$ 6,434
Price per share												$ 1.00
Warrant to purchase common stock shares												750,000
Principal Amount												$ 511,500
Accrued interest	$ 56,592											$ 23,552
Number of common stock, shares exchanged													2,236,213,775
Convertion of common stock shares												535,052
Interest rate minimum, percentage										8.00%
Interest rate maximum, percentage										12.00%
Bid price of obligor common stock, amount										$ 50,000
Extend maturity date		Jun. 18, 2023
Minimum [Member]
Interest rate								8.00%
Maximum [Member]
Interest rate								12.00%